Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Cumulative Effects of Statement of Financial Position
The table below presents the cumulative effects of the items affected by the initial application on the statement of financial position as at January 1, 2019:

	According to		According to
	IAS 17	The change	IFRS 16
	(Unaudited)
	€ in thousands
Right-of-use asset	-	4,192	4,192
Deferred tax assets	-	1,029	1,029
Lease liabilities	-	4,192	4,192
Deferred tax liabilities	-	1,036	1,036